UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

BOULDER INVESMENT ADVISERS, L.L.C.
(Name)

2344 Spruce Street, Suite A
Boulder, Colorado  80302                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     CITYPLACEWASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                   [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                  CITYPLACEBOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                    ADDRESSSTREET2344 SPRUCE STREET, SUITE A
                PLACECITYBOULDER, STATECOLORADO  POSTALCODE80302
                                   (Address)

                        Form 13F File Number:  28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen  C.  Miller
Title:          President
Phone:          (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

___      /s/  Stephen  C.  Miller   ______     Boulder,  Colorado
August  16,  2010
                   (Signature)                      (City,  State)
(Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
manager  are  reported  in  this     report).
[  X  ]     13F NOTICE.  (Check here if no holdings reported are in this report,
and  all  holdings  are  reported  by     other  reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for
this  reporting  manager     are  reported  in  this  report  and  a portion are
reported  by  other  reporting  manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form  13F  File  Number     Name

028-10971               Stewart  West  Indies  Trading  Co., Ltd. (d/b/a Stewart
Investment  Advisers)

(Address)

Form 13F File Number:  28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen C. Miller
Title:          President
Phone:          (303) 444-5483

Signature, Place, and Date of Signing:

___      /s/ Stephen C. Miller   ______     Boulder, Colorado    August 16, 2010
                   (Signature)                      (City, State)    (Date)

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
manager are reported in this      report).
[ X ]     13F NOTICE.  (Check here if no holdings reported are in this report,
 and all holdings are reported by      other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for
\this reporting manager      are reported in this report and a portion are
reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

028-10971Stewart West Indies Trading Co., Ltd(d/b/a Stewart Investment Advisers)

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     CITYPLACEWASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                   [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                  CITYPLACEBOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                    ADDRESSSTREET2344 SPRUCE STREET, SUITE A
                PLACECITYBOULDER, STATECOLORADO  POSTALCODE80302
                                   (Address)

                        Form 13F File Number:  28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen  C.  Miller
Title:          President
Phone:          (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

___      /s/  Stephen  C.  Miller   ______     Boulder,  Colorado
August  16,  2010
                   (Signature)                      (City,  State)
(Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
manager  are  reported  in  this     report).
[  X  ]     13F NOTICE.  (Check here if no holdings reported are in this report,
and  all  holdings  are  reported  by     other  reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for
this  reporting  manager     are  reported  in  this  report  and  a portion are
reported  by  other  reporting  manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form  13F  File  Number     Name

028-10971               Stewart  West  Indies  Trading  Co., Ltd. (d/b/a Stewart
Investment  Advisers)